UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-3087
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2023

Date of reporting period:  September 30, 2023

Item 1. Reports to Stockholders.

(a)

Sphere 500 Climate Fund

Annual Report
September 30, 2023

Sphere 500 Climate Fund

Table of Contents

Letter to Shareholders	3
Investment Highlights	5
Sector Allocation of Portfolio Assets	6
Schedule of Investments	7
Statement of Assets and Liabilities	23
Statement of Operations	24
Statements of Changes in Net Assets	25
Financial Highlights	26
Notes to Financial Statements	27
Report of Independent Registered Public Accounting Firm	36
Expense Example	37
Notice to Shareholders	39
Trustees and Officers	40
Approval of Investment Advisory Agreement	43
Notice of Privacy Policy and Practices	46

Sphere 500 Climate Fund
Letter to Shareholders
(Unaudited)

Dear Shareholder,

With our sincerest thanks for your continued support and with optimism for a future where everyone has a choice to invest in a climate friendly way, we submit the following management discussion and analysis for your review.

It has been two years (24 months) since the Sphere 500 Climate Fund’s debut on October 4th, 2021.  As you may have noticed, we changed our name in the fourth quarter of last year to reflect more broadly who we are as a fund, and to better incorporate our two-pronged value proposition: 1. Deliver an S&P 500 like product with comparable returns and risk at industry leading low pricing, while completely eliminating investing in fossil fuels (and a few other things) and 2. To vote the fund’s shares in a climate positive way according to a recognized climate change expert on As You Sow.  With that as the backdrop, please see our most recent performance discussion below:

Our since inception annualized return (NAV of $20.00 on October 4th, 2021) through 9/30/23, SPFFX has returned 0.09% vs. its benchmark SPFFXI (Sphere 500 Fossil Fuel Free Index) return of -0.80%.  For the 1 mos. period -4.56%, the 3 mos. period -3.31% and YTD through 9/30/23 of 14.78%.  The fund continues to have similar risk statistics as its benchmark and the positive since inception performance discrepancy is accounted for by the percentage of cash held at the fund vs. the fully invested benchmark, which is not uncommon in new funds.  The strategy remains at the lowest end of its peer group in terms of pricing at 7bps (0.07%).  We expect certain economic and geopolitical headwinds such as inflation, the continued conflict in Ukraine and the newly emerged conflict in the Middle East, as well as a strong US jobs market and higher for longer interest rates, to continue to provide volatility.  Despite these headwinds, the likelihood of a recession in the US continues to dissipate, and many of the negative supply chain consequences of the Covid19 pandemic lockdowns have worked their way through the global economy.  As we have noted in prior communications, we believe that it is possible to invest in a climate friendly way while still enjoying market rate performance and risk and continue to expect the portfolio to perform similarly to its benchmark and the broader US equity market on a go forward basis.

Thank you for your continued support and do not hesitate to reach out at any time via invest@oursphere.org.

Sincerely,

Jason Britton
President & Chief Investment Officer
Reflection Asset Management

Sphere 500 Climate Fund

There are risks involved with investing, including possible loss of principal. There is no guarantee the Fund will achieve its investment objective.

The information provided herein represents the opinion of the manager at a specific point in time and is not intended to be a forecast of future events, a guarantee of future results nor investment advice.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Past performance is no guarantee of future results. Investing involves risk, including possible loss of principal.

Sphere 500 Climate Fund
Investment Highlights (Unaudited)

Comparison of the Change in Value of a Hypothetical $10,000 Investment
in the Sphere 500 Climate Fund and
Sphere 500 Fossil Free Index

Average Annual Total Return		Since Inception
Periods Ended September 30, 2023:	1 Year	(10/04/2021)
Sphere 500 Climate Fund	20.98%	0.09%
Sphere 500 Fossil Free Index	21.97%	(0.80)%

Expense Ratio*: 0.07%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-497-2960.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on October 4, 2021, the Fund’s inception date. Returns reflect the reinvestment of dividends and capital gain distributions. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

*  The expense ratio presented is from the most recent prospectus.

Sphere 500 Climate Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at September 30, 2023 (Unaudited)

Percentages represent market value as a percentage of net assets.

Note: For Presentation purposes, the Fund has grouped some of the industry categories for purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS
at September 30, 2023

	Number of
COMMON STOCKS – 96.1%	Shares	Value
BASIC MATERIALS – 1.5%

Chemicals – 1.0%
Albemarle Corp.	19	$3,231
Celanese Corp. – Class A	18	2,259
CF Industries Holdings, Inc.	33	2,829
Dow, Inc.	123	6,342
DuPont de Nemours, Inc.	79	5,893
Ecolab, Inc.	44	7,454
International Flavors & Fragrances, Inc.	44	2,999
LyondellBasell Industries NV	45	4,262
Mosaic Co.	57	2,029
PPG Industries, Inc.	41	5,322
Sherwin-Williams Co.	41	10,457
		53,077

Iron/Steel – 0.2%
Nucor Corp.	43	6,723
Reliance Steel & Aluminum Co.	9	2,360
Steel Dynamics, Inc.	27	2,895
		11,978

Mining – 0.3%
Freeport-McMoRan, Inc.	249	9,285
Newmont Corp.	139	5,136
		14,421
TOTAL BASIC MATERIALS		79,476

COMMUNICATIONS – 15.7%

Advertising – 0.1%
Interpublic Group of Cos., Inc.	66	1,892
Omnicom Group, Inc.	33	2,458
Trade Desk, Inc. (a)	77	6,018
		10,368

Internet – 12.5%
Airbnb, Inc. (a)	69	9,467
Alphabet, Inc. – Class A (a)	1,042	136,356

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023

	Number of
COMMON STOCKS – 96.1% (Continued)	Shares	Value
Internet – 12.5% (Continued)
Alphabet, Inc. – Class C (a)	883	$116,424
Amazon.com, Inc. (a)	1,585	201,484
Booking Holdings, Inc. (a)	5	15,420
CDW Corp./DE	23	4,640
DoorDash, Inc. (a)	45	3,576
eBay, Inc.	93	4,100
Expedia Group, Inc. (a)	24	2,474
Gen Digital, Inc.	101	1,786
Match Group, Inc. (a)	47	1,841
Meta Platforms, Inc. – Class A (a)	390	117,082
Netflix, Inc. (a)	76	28,698
Okta, Inc. (a)	26	2,119
Palo Alto Networks, Inc. (a)	52	12,191
Pinterest, Inc. (a)	100	2,703
Uber Technologies, Inc. (a)	344	15,821
VeriSign, Inc. (a)	17	3,443
		679,625

Media – 1.3%
Charter Communications, Inc. (a)	16	7,037
Comcast Corp.	720	31,925
FactSet Research Systems, Inc.	6	2,624
Liberty Media Corp.-Liberty Formula One (a)	34	2,118
Walt Disney Co. (a)	321	26,017
Warner Bros Discovery, Inc. (a)	389	4,225
		73,946

Telecommunications – 1.8%
Arista Networks, Inc. (a)	44	8,093
AT&T, Inc.	1,259	18,910
Cisco Systems, Inc.	717	38,546
Corning, Inc.	135	4,113
T-Mobile US, Inc. (a)	82	11,484
Verizon Communications, Inc.	740	23,983
		105,129
TOTAL COMMUNICATIONS		869,068

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023

	Number of
COMMON STOCKS – 96.1% (Continued)	Shares	Value
CONSUMER, CYCLICAL – 9.3%

Airlines – 0.2%
Delta Air Lines, Inc.	111	$4,107
Southwest Airlines Co.	104	2,815
United Airlines Holdings, Inc. (a)	57	2,411
		9,333

Apparel – 0.4%
Deckers Outdoor Corp. (a)	3	1,542
NIKE, Inc. – Class B	206	19,698
		21,240

Auto Manufacturers – 2.8%
Cummins, Inc.	24	5,483
Ford Motor Co.	691	8,582
General Motors Co.	241	7,946
PACCAR, Inc.	90	7,652
Rivian Automotive, Inc. (a)	115	2,792
Tesla, Inc. (a)	486	121,606
		154,061

Distribution/Wholesale – 0.3%
Copart, Inc. (a)	153	6,593
Fastenal Co.	100	5,464
LKQ Corp.	46	2,277
Pool Corp.	6	2,137
Watsco, Inc.	5	1,889
WW Grainger, Inc.	7	4,843
		23,203

Entertainment – 0.0% (b)
DraftKings, Inc. (a)	74	2,179
Live Nation Entertainment, Inc. (a)	24	1,993
		4,172

Home Builders – 0.2%
DR Horton, Inc.	51	5,481
Lennar Corp.	43	4,826
PulteGroup, Inc.	37	2,740
		13,047

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023

	Number of
COMMON STOCKS – 96.1% (Continued)	Shares	Value
Leisure Time – 0.1%
Carnival Corp. (a)	172	$2,360
Royal Caribbean Cruises Ltd. (a)	40	3,685
		6,045

Lodging – 0.3%
Hilton Worldwide Holdings, Inc.	45	6,758
Las Vegas Sands Corp.	58	2,659
Marriott International, Inc.	44	8,649
MGM Resorts International	49	1,801
		19,867

Retail – 5.0%
AutoZone, Inc. (a)	2	5,080
CarMax, Inc. (a)	27	1,910
Chipotle Mexican Grill, Inc. (a)	4	7,327
Costco Wholesale Corp.	77	43,502
Darden Restaurants, Inc.	20	2,864
Dollar General Corp.	38	4,020
Dollar Tree, Inc. (a)	36	3,832
Domino’s Pizza, Inc.	5	1,894
Genuine Parts Co.	24	3,465
Home Depot, Inc.	175	52,877
Lowe’s Cos., Inc.	101	20,992
Lululemon Athletica, Inc. (a)	18	6,941
McDonald’s Corp.	127	33,457
O’Reilly Automotive, Inc. (a)	10	9,089
Ross Stores, Inc.	58	6,551
Starbucks Corp.	196	17,889
Target Corp.	80	8,846
TJX Cos., Inc.	201	17,865
Tractor Supply Co.	18	3,655
Ulta Beauty, Inc. (a)	8	3,196
Walgreens Boots Alliance, Inc.	125	2,780
Yum! Brands, Inc.	48	5,997
		264,029
TOTAL CONSUMER, CYCLICAL		514,997

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023

	Number of
COMMON STOCKS – 96.1% (Continued)	Shares	Value
CONSUMER, NON-CYCLICAL – 22.0%

Beverages – 1.9%
Brown-Forman Corp. – Class B	52	$3,000
Coca-Cola Co.	757	42,377
Constellation Brands, Inc.	29	7,289
Keurig Dr Pepper, Inc.	174	5,493
Molson Coors Beverage Co.	33	2,098
Monster Beverage Corp. (a)	132	6,989
PepsiCo, Inc.	241	40,835
		108,081

Biotechnology – 2.1%
Alnylam Pharmaceuticals, Inc. (a)	21	3,719
Amgen, Inc.	94	25,263
Biogen, Inc. (a)	25	6,425
BioMarin Pharmaceutical, Inc. (a)	31	2,743
Corteva, Inc.	125	6,395
Gilead Sciences, Inc.	219	16,412
Horizon Therapeutics PLC (a)	39	4,512
Illumina, Inc. (a)	27	3,707
Incyte Corp. (a)	38	2,195
Moderna, Inc. (a)	58	5,991
Regeneron Pharmaceuticals, Inc. (a)	17	13,990
Seagen, Inc. (a)	31	6,577
Vertex Pharmaceuticals, Inc. (a)	45	15,648
		113,577

Commercial Services – 2.1%
Automatic Data Processing, Inc.	71	17,081
Block, Inc. (a)	94	4,160
Cintas Corp.	15	7,215
CoStar Group, Inc. (a)	70	5,382
Equifax, Inc.	20	3,664
FleetCor Technologies, Inc. (a)	12	3,064
Gartner, Inc. (a)	13	4,467
Global Payments, Inc.	45	5,193
Moody’s Corp.	31	9,801
PayPal Holdings, Inc. (a)	191	11,166

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023

	Number of
COMMON STOCKS – 96.1% (Continued)	Shares	Value
Commercial Services – 2.1% (Continued)
Quanta Services, Inc.	24	$4,490
S&P Global, Inc.	55	20,098
TransUnion	33	2,369
United Rentals, Inc.	11	4,890
Verisk Analytics, Inc.	25	5,906
		108,946

Cosmetics/Personal Care – 1.4%
Colgate-Palmolive Co.	144	10,240
Estee Lauder Cos., Inc.	40	5,782
Procter & Gamble Co.	415	60,531
		76,553

Food – 1.0%
Conagra Brands, Inc.	83	2,276
General Mills, Inc.	101	6,463
Hershey Co.	26	5,202
J M Smucker Co.	16	1,967
Kellanova Co.	49	2,916
Kraft Heinz Co.	195	6,560
Kroger Co.	125	5,594
Lamb Weston Holdings, Inc.	24	2,219
McCormick & Co., Inc./MD	44	3,328
Mondelez International, Inc.	238	16,517
Sysco Corp.	88	5,812
		58,854

Healthcare-Products – 3.7%
Abbott Laboratories	303	29,346
Align Technology, Inc. (a)	12	3,664
Avantor, Inc. (a)	115	2,424
Baxter International, Inc.	88	3,321
Bio-Techne Corp.	27	1,838
Boston Scientific Corp. (a)	256	13,517
Cooper Cos., Inc.	8	2,544
Danaher Corp.	118	29,276
Edwards Lifesciences Corp. (a)	105	7,274

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023

	Number of
COMMON STOCKS – 96.1% (Continued)	Shares	Value
Healthcare-Products – 3.7% (Continued)
Exact Sciences Corp. (a)	31	$2,115
GE HealthCare Technologies, Inc.	68	4,627
Hologic, Inc. (a)	42	2,915
IDEXX Laboratories, Inc. (a)	14	6,122
Insulet Corp. (a)	12	1,914
Intuitive Surgical, Inc. (a)	61	17,830
Medtronic PLC	234	18,336
ResMed, Inc.	25	3,697
Revvity, Inc.	21	2,325
STERIS PLC	16	3,511
Stryker Corp.	62	16,943
Thermo Fisher Scientific, Inc.	67	33,913
Waters Corp. (a)	10	2,742
West Pharmaceutical Services, Inc.	12	4,503
Zimmer Biomet Holdings, Inc.	36	4,040
		218,737

Healthcare-Services – 2.7%
Centene Corp. (a)	94	6,475
Elevance Health, Inc.	41	17,852
HCA Healthcare, Inc.	34	8,363
Humana, Inc.	21	10,217
IQVIA Holdings, Inc. (a)	31	6,099
Laboratory Corp. of America Holdings	15	3,016
Molina Healthcare, Inc. (a)	9	2,951
Quest Diagnostics, Inc.	18	2,193
UnitedHealth Group, Inc.	162	81,678
		138,844

Household Products/Wares – 0.2%
Avery Dennison Corp.	13	2,375
Church & Dwight Co., Inc.	43	3,940
Clorox Co.	21	2,752
Kimberly-Clark Corp.	59	7,130
		16,197

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023

	Number of
COMMON STOCKS – 96.1% (Continued)	Shares	Value
Pharmaceuticals – 6.9%
AbbVie, Inc.	310	$46,209
Cencora, Inc.	31	5,579
Becton Dickinson & Co.	50	12,927
Bristol-Myers Squibb Co.	367	21,301
Cardinal Health, Inc.	43	3,733
Cigna Group/The	50	14,304
CVS Health Corp.	225	15,710
Dexcom, Inc. (a)	66	6,158
Eli Lilly & Co.	148	79,494
Johnson & Johnson	423	65,881
McKesson Corp.	23	10,002
Merck & Co., Inc.	446	45,916
Pfizer, Inc.	995	33,004
Viatris, Inc.	210	2,071
Zoetis, Inc.	80	13,918
		376,207
TOTAL CONSUMER, NON-CYCLICAL		1,215,996

ENERGY – 0.1%

Energy-Alternate Sources – 0.1%
Enphase Energy, Inc. (a)	22	2,644
First Solar, Inc. (a)	16	2,585
		5,229
TOTAL ENERGY		5,229

FINANCIALS – 10.8%

Banks – 4.4%
Bank of America Corp.	1,399	38,305
Bank of New York Mellon Corp.	136	5,800
Citigroup, Inc.	338	13,902
Fifth Third Bancorp	119	3,014
First Republic Bank*	26	0
Goldman Sachs Group, Inc.	57	18,443
Huntington Bancshares, Inc.	251	2,610

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023

	Number of
COMMON STOCKS – 96.1% (Continued)	Shares	Value
Banks – 4.4% (Continued)
JPMorgan Chase & Co.	507	$73,524
M&T Bank Corp.	28	3,541
Morgan Stanley	225	18,376
Northern Trust Corp.	35	2,432
PNC Financial Services Group, Inc.	69	8,471
Regions Financial Corp.	164	2,821
State Street Corp.	55	3,683
SVB Financial Group (a)	7	1
Truist Financial Corp.	234	6,695
US Bancorp	269	8,893
Wells Fargo & Co.	644	26,314
		236,825

Diversified Financial Services – 4.2%
American Express Co.	129	19,246
Ameriprise Financial, Inc.	17	5,605
BlackRock, Inc.	25	16,162
Capital One Financial Corp.	65	6,308
Charles Schwab Corp.	292	16,031
CME Group, Inc.	62	12,414
Coinbase Global, Inc. (a)	30	2,252
Discover Financial Services	43	3,725
Intercontinental Exchange, Inc.	97	10,672
LPL Financial Holdings, Inc.	13	3,089
Mastercard, Inc. – Class A	146	57,803
Nasdaq, Inc.	59	2,867
Raymond James Financial, Inc.	32	3,214
Synchrony Financial	72	2,201
T Rowe Price Group, Inc.	38	3,985
Visa, Inc. – Class A	282	64,862
		230,436

Insurance – 1.9%
Aflac, Inc.	94	7,215
Allstate Corp.	45	5,013
American International Group, Inc.	125	7,575
Arthur J Gallagher & Co.	36	8,205

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023

	Number of
COMMON STOCKS – 96.1% (Continued)	Shares	Value
Insurance – 1.9% (Continued)
Brown & Brown, Inc.	41	$2,863
Chubb Ltd.	71	14,781
Cincinnati Financial Corp.	26	2,660
Everest Group Ltd.	5	1,858
Hartford Financial Services Group, Inc.	53	3,758
Loews Corp.	31	1,963
Markel Group, Inc. (a)	1	1,472
Marsh & McLennan Cos., Inc.	86	16,366
MetLife, Inc.	110	6,920
Principal Financial Group, Inc.	42	3,027
Progressive Corp.	102	14,209
Prudential Financial, Inc.	63	5,978
Travelers Cos., Inc.	39	6,369
W R Berkley Corp.	34	2,159
		112,391

Private Equity – 0.2%
Ares Management Corp.	25	2,572
Blackstone, Inc.	124	13,285
		15,857

Real Estate – 0.1%
CBRE Group, Inc. (a)	53	3,915
TOTAL FINANCIALS		599,424

INDUSTRIALS – 5.6%

Aerospace/Defense – 0.1%
Howmet Aerospace, Inc.	71	3,284

Building Materials – 0.5%
Builders FirstSource, Inc. (a)	20	2,490
Carrier Global Corp.	146	8,059
Johnson Controls International PLC	118	6,279
Lennox International, Inc.	4	1,498
Martin Marietta Materials, Inc.	10	4,105
Masco Corp.	39	2,085
Owens Corning	15	2,046

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023

	Number of
COMMON STOCKS – 96.1% (Continued)	Shares	Value
Building Materials – 0.5% (Continued)
Trane Technologies PLC	39	$7,913
Vulcan Materials Co.	22	4,444
		38,919

Electrical Components & Equipment – 0.3%
AMETEK, Inc.	40	5,910
Emerson Electric Co.	99	9,560
		15,470

Electronics – 0.5%
Agilent Technologies, Inc.	50	5,591
Fortive Corp.	61	4,524
Hubbell, Inc.	9	2,821
Jabil, Inc.	21	2,665
Keysight Technologies, Inc. (a)	31	4,102
Mettler-Toledo International, Inc. (a)	3	3,324
Trimble, Inc. (a)	43	2,316
		25,343

Engineering & Construction – 0.0% (b)
AECOM	23	1,910

Environmental Control – 0.3%
Republic Services, Inc.	35	4,988
Waste Management, Inc.	70	10,671
		15,659

Hand/Machine Tools – 0.0% (b)
Snap-on, Inc.	8	2,040
Stanley Black & Decker, Inc.	26	2,173
		4,213

Machinery-Construction & Mining – 0.5%
Caterpillar, Inc.	89	24,298
Vertiv Holdings Co.	55	2,046
		26,344

Machinery-Diversified – 0.9%
Deere & Co.	47	17,737
Dover Corp.	24	3,348

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023

	Number of
COMMON STOCKS – 96.1% (Continued)	Shares	Value
Machinery-Diversified – 0.9% (Continued)
Graco, Inc.	29	$2,114
IDEX Corp.	13	2,704
Ingersoll Rand, Inc.	70	4,460
Nordson Corp.	8	1,785
Otis Worldwide Corp.	72	5,782
Rockwell Automation, Inc.	19	5,432
Westinghouse Air Brake Technologies Corp.	31	3,294
Xylem, Inc.	42	3,823
		50,479

Miscellaneous Manufacturing – 0.8%
3M Co.	96	8,988
Carlisle Cos., Inc.	8	2,074
Eaton Corp. PLC	69	14,717
Illinois Tool Works, Inc.	52	11,976
Parker-Hannifin Corp.	21	8,180
		45,935

Packaging & Containers – 0.0% (b)
Packaging Corp. of America	15	2,303

Transportation – 1.7%
CSX Corp.	352	10,824
Expeditors International of Washington, Inc.	25	2,866
FedEx Corp.	40	10,597
JB Hunt Transport Services, Inc.	14	2,639
Norfolk Southern Corp.	39	7,680
Old Dominion Freight Line, Inc.	15	6,137
Union Pacific Corp.	107	21,788
United Parcel Service, Inc. – Class B	126	19,640
		82,171
TOTAL INDUSTRIALS		312,030

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023

	Number of
COMMON STOCKS – 96.1% (Continued)	Shares	Value
TECHNOLOGY – 31.0%

Computers – 9.6%
Apple, Inc.	2,756	$471,854
Cognizant Technology Solutions Corp. – Class A	88	5,961
Crowdstrike Holdings, Inc. (a)	37	6,193
Dell Technologies, Inc.	42	2,894
EPAM Systems, Inc. (a)	9	2,301
Fortinet, Inc. (a)	114	6,690
Hewlett Packard Enterprise Co.	226	3,926
HP, Inc.	172	4,420
International Business Machines Corp.	159	22,308
NetApp, Inc.	36	2,732
Pure Storage, Inc. (a)	49	1,745
Seagate Technology Holdings PLC	35	2,308
Super Micro Computer, Inc. (a)	7	1,920
Western Digital Corp. (a)	56	2,555
Zscaler, Inc. (a)	15	2,334
		540,141

Office/Business Equipment – 0.0% (b)
Zebra Technologies Corp. – Class A (a)	8	1,892

Semiconductors – 8.3%
Advanced Micro Devices, Inc. (a)	282	28,995
Analog Devices, Inc.	88	15,408
Applied Materials, Inc.	146	20,214
Broadcom, Inc.	70	58,140
Entegris, Inc.	25	2,348
Intel Corp.	737	26,200
KLA Corp.	23	10,549
Lam Research Corp.	22	13,789
Lattice Semiconductor Corp. (a)	23	1,976
Marvell Technology, Inc.	150	8,120
Microchip Technology, Inc.	94	7,337
Micron Technology, Inc.	191	12,994
Monolithic Power Systems, Inc.	7	3,234
NVIDIA Corp.	417	181,390
ON Semiconductor Corp. (a)	75	6,971

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023

	Number of
COMMON STOCKS – 96.1% (Continued)	Shares	Value
Semiconductors – 8.3% (Continued)
QUALCOMM, Inc.	196	$21,768
Skyworks Solutions, Inc.	27	2,662
Teradyne, Inc.	26	2,612
Texas Instruments, Inc.	159	25,283
		449,990

Software – 13.1%
Activision Blizzard, Inc.	129	12,078
Adobe, Inc. (a)	78	39,771
Akamai Technologies, Inc. (a)	25	2,664
ANSYS, Inc. (a)	15	4,463
Atlassian Corp. (a)	26	5,239
Autodesk, Inc. (a)	37	7,656
BILL Holdings, Inc. (a)	17	1,846
Broadridge Financial Solutions, Inc.	20	3,581
Cadence Design Systems, Inc. (a)	47	11,012
Cloudflare, Inc. (a)	50	3,152
Datadog, Inc. (a)	46	4,190
Electronic Arts, Inc.	43	5,177
Fair Isaac Corp. (a)	3	2,606
Fidelity National Information Services, Inc.	103	5,693
Fiserv, Inc. (a)	106	11,974
HubSpot, Inc. (a)	7	3,448
Intuit, Inc.	47	24,014
Manhattan Associates, Inc. (a)	10	1,977
Microsoft Corp.	1,290	407,317
MongoDB, Inc. (a)	11	3,804
MSCI, Inc.	13	6,670
Oracle Corp.	275	29,128
Paychex, Inc.	56	6,458
Paycom Software, Inc.	8	2,074
PTC, Inc. (a)	18	2,550
ROBLOX Corp. (a)	80	2,317
Roper Technologies, Inc.	17	8,233
Salesforce, Inc. (a)	165	33,459
ServiceNow, Inc. (a)	35	19,564

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023

	Number of
COMMON STOCKS – 96.1% (Continued)	Shares	Value
Software – 13.1% (Continued)
Snowflake, Inc. (a)	52	$7,944
Splunk, Inc. (a)	26	3,803
SS&C Technologies Holdings, Inc.	37	1,944
Synopsys, Inc. (a)	26	11,933
Take-Two Interactive Software, Inc. (a)	27	3,791
Tyler Technologies, Inc. (a)	6	2,317
Veeva Systems, Inc. – Class A (a)	25	5,086
VMware, Inc. (a)	37	6,160
Workday, Inc. (a)	35	7,520
Zoom Video Communications, Inc. (a)	38	2,658
		725,271
TOTAL TECHNOLOGY		1,717,294

UTILITIES – 0.1%

Water – 0.1%
American Water Works Co., Inc.	33	4,086
TOTAL UTILITIES		4,086
TOTAL COMMON STOCKS
(Cost $5,008,001)		5,317,600

REITS – 2.5%
Alexandria Real Estate Equities, Inc.	30	3,003
American Homes 4 Rent	58	1,954
American Tower Corp.	80	13,155
AvalonBay Communities, Inc.	24	4,122
Crown Castle, Inc.	76	6,994
Digital Realty Trust, Inc.	52	6,293
Equinix, Inc.	15	10,894
Equity LifeStyle Properties, Inc.	31	1,975
Equity Residential	64	3,757
Essex Property Trust, Inc.	10	2,121
Extra Space Storage, Inc.	36	4,377
Gaming and Leisure Properties, Inc.	44	2,004
Invitation Homes, Inc.	107	3,391
Iron Mountain, Inc.	50	2,973

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023

	Number of
REITS – 2.5% (Continued)	Shares	Value
Mid-America Apartment Communities, Inc.	19	$2,444
Prologis, Inc.	161	18,065
Public Storage	27	7,115
Realty Income Corp.	124	6,193
Regency Centers Corp.	31	1,843
SBA Communications Corp.	18	3,603
Simon Property Group, Inc.	56	6,050
Sun Communities, Inc.	20	2,367
UDR, Inc.	57	2,033
Ventas, Inc.	70	2,949
VICI Properties, Inc.	177	5,151
Welltower, Inc.	91	7,455
Weyerhaeuser Co.	127	3,894
WP Carey, Inc.	36	1,947
TOTAL REITS
(Cost $158,763)		138,122

TOTAL INVESTMENTS – 98.6%
(Cost $5,166,764)		5,455,722
Other Assets in Excess of Liabilities – 1.4%		74,881
TOTAL NET ASSETS – 100.00%		$5,530,603

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
*	Fair valued security.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2023

Assets:
Investments, at value (cost of $5,166,764)	$5,455,722
Receivables:
Securities sold	396,020
Fund shares sold	2,633
Dividends and interest	4,574
Total assets	5,858,949

Liabilities:
Payables:
Advisory fee	343
Cash overdraft	328,003
Total liabilities	328,346

Net assets	$5,530,603

Net assets consist of:
Paid in capital	$5,262,190
Total distributable earnings	268,413
Net assets	$5,530,603

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	5,530,603
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	278,236
Net asset value, offering price and redemption price per share	$19.88

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

STATEMENT OF OPERATIONS
For the Fiscal Year Ended September 30, 2023

Investment income:
Dividends	$54,722
Interest	12,827
Total investment income	67,549

Expenses:
Investment advisory fees (Note 4)	2,854
Total expenses	2,854
Net investment income	$64,695

Realized and unrealized gain (loss):
Net realized loss on transactions from:
Investments	$(51,908)
Net change in unrealized appreciation on investments	575,775
Net realized and unrealized gain	523,867
Net increase in net assets resulting from operations	$588,562

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	September 30,	September 30,
	2023	2022*
Operations:
Net investment income	$64,695	$10,249
Net realized loss on investments	(51,908)	(25,344)
Net change in unrealized gain (loss) on investments	575,775	(286,817)
Net increase (decrease) in net assets
resulting from operations	588,562	(301,912)

Distributions:
From distributable earnings	(17,911)	(326)
Total distributions	(17,911)	(326)

Capital Share Transactions:
Proceeds from shares sold	4,762,952	1,749,606
Proceeds from shares issued to holders
in reinvestment of dividends	16,590	326
Cost of shares redeemed	(1,264,047)	(3,237)
Net increase in net assets from
capital share transactions	3,515,495	1,746,695
Total increase in net assets	4,086,146	1,444,457

Net Assets:
Beginning of period	1,444,457	—
End of period	$5,530,603	$1,444,457

Changes in Shares Outstanding:
Shares sold	254,268	87,434
Shares issued to holders in reinvestment of dividends	941	15
Shares redeemed	(64,267)	(155)
Net increase in shares outstanding	190,942	87,294

*	The Fund commenced operations on October 4, 2021.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

Institutional Shares
	Fiscal Year	October 4, 2021
	Ended	Through
	September 30,	September 30,
	2023	2022*
Net Asset Value – Beginning of Period	$16.55	$20.00

Income from Investment Operations:
Net investment income[1]	0.31	0.22
Net realized and unrealized gain (loss) on investments	3.15	(3.66)
Total from investment operations	3.46	(3.44)

Less Distributions:
Dividends from net investment income	(0.13)	(0.01)
Total distributions	(0.13)	(0.01)

Net Asset Value – End of Period	$19.88	$16.55

Total Return	20.98%	(17.20	)%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$5,531	$1,444
Ratio of operating expenses to average net assets:	0.07%	0.11	%+
Ratio of net investment income to average net assets:	1.59%	1.15	%+
Portfolio turnover rate	16%	14	%^

*	Commencement of operations for the Fund was October 4, 2021.
+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS
at September 30, 2023

NOTE 1 – ORGANIZATION

The Sphere 500 Climate Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a diversified series of the Trust. The Fund commenced operations on October 4, 2021. Reflection Asset Management, LLC serves as the investment advisor to the Fund. The investment objective of the Fund is to track the performance, before fees and expenses, of the Sphere 500 Fossil Free Index (the “Index”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax returns for the Funds for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the year ended September 30, 2023.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2023

accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of September 30, 2023 and through the date the financial statements were available to be issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. On October 17, 2023, the Board of Trustees of the Trust approved the reorganization of the Sphere 500 Climate Fund into a newly-created series of North Square Investments Trust. The reorganization is subject to certain conditions, including approval by the North Square Investments Trust Board. A shareholder meeting for the purpose of voting on the agreement and plan of reorganization is scheduled to be held in January 2024. Assuming shareholders approve the reorganization, the closing of the reorganization is expected to occur in February 2024.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2023

valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 or Level 2 of the fair value hierarchy.

Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2023

including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service, or if market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2023:

	Level 1	Level 2	Level 3[1]	Total
Total Common Stocks	$5,317,600	$—	$0	$5,317,600
REITs	138,122	—	—	138,122
Total Investments in Securities	$5,455,722	$—	$0	$5,455,722

[1]	The fund held a fair valued level three position that had a market value of zero.
*	See industry classifications in the fund's schedule of investments

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the fiscal year ended September 30, 2023, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.07% of the average daily net assets of the Fund. For the fiscal year ended September 30, 2023, the Fund incurred $2,854 in advisory fees.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and Reflection Asset Management, the Fund pays a unified management fee to the Advisor, which is calculated daily and paid monthly. Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale o

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2023

securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, shareholder servicing, and the advisory fee payable to the Advisor.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant, transfer agent and Chief Compliance Officer to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.

Ultimus Fund Solutions (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Prior to September 22, 2023, Vigilant Distributors, LLC served as the Fund’s principal underwriter.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – SECURITIES TRANSACTIONS

For the fiscal year ended September 30, 2023, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Sphere 500 Climate Fund	$4,195,463	$618,641

There were no purchases or sales of long-term U.S. Government securities.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2023, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$5,213,398
Gross unrealized appreciation	573,968
Gross unrealized depreciation	(331,644)
Net unrealized depreciation	242,324
Undistributed ordinary income	56,709
Undistributed long-term capital gain	—
Total distributable earnings	56,709
Capital loss carry-forwards	—
Other accumulated gains/(losses)	(30,620)
Total accumulated earnings/(losses)	$268,413

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2023

At September 30, 2023, the Fund had short-term tax basis capital losses of $30,620 with no expiration date and no long-term tax basis capital losses.

The tax character of distributions paid during the fiscal period ended September 30, 2023, was as follows:

	Fiscal Year Ended	Period Ended
	September 30, 2023	September 30, 2022
Ordinary income	$17,911	$326

NOTE 7 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

Climate Investing Considerations Risk: Considerations to mitigate climate risk, such as environmental criteria (e.g., fossil fuel screens), applied to the Index’s construction may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment considerations. For example, the Index may exclude certain securities due to climate-friendly considerations when other investment considerations would suggest that investing in such securities would be advantageous. The Fund may also underperform funds that invest in the energy and utilities sectors, particularly in times of rising oil, gas and energy prices.

General Market Risk; Recent Market Events: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. While U.S. and global economies are recovering from the effects of COVID-19, growth concerns persist. Uncertainties regarding the level of central banks’ interest rate increases, political events, the Russia-Ukraine conflict, rising government debt in the U.S. and trade tensions have also contributed to market volatility.

Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The advisor will monitor developments and seek to manage the Fund in a manner consistent

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2023

with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

Small Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund’s liquidation may not be favorable.

Common Stock Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Large-Capitalization Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Sector Risk: To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Passive Investment Risk: The Fund is not actively managed and the advisor would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Index Calculation Risk: There is no assurance that the Index Administrator will compile the Index accurately or that the Index will be reconstituted, rebalanced,

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2023

calculated or disseminated accurately. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Administrator, or the advisor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Third Party Data Risk: The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data published by independent third parties (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

Tracking Error Risk: As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the advisor’s control, including instances at third parties. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

NOTE 8 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2023

NOTE 9 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2023, Vanguard Brokerage Services held 60% of the outstanding Shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Vanguard Brokerage Services are also owned beneficially.

NOTE 10 – TAILORED SHAREHOLDER REPORTS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

Sphere 500 Climate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Manager Directed Portfolios
and the Shareholders of Sphere 500 Climate Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Sphere 500 Climate Fund (the “Fund”) (formerly the Sphere 500 Fossil Free Fund), a series of Manager Directed Portfolios as of September 30, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, the results of its operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial statements and financial highlights for the period ended September 30, 2022, were audited by other auditors whose report dated November 29, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 29, 2023

Sphere 500 Climate Fund

EXPENSE EXAMPLE
at September 30, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from April 1, 2023 to September 30, 2023, for the Fund.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account. The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Sphere 500 Climate Fund

EXPENSE EXAMPLE (Continued)
at September 30, 2023 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	4/1/2023	9/30/2023	4/1/2023-9/30/2023
Actual	$1,000.00	$1,061.40	$0.36
Hypothetical (5% return
before expenses)	$1,000.00	$1,024.72	$0.36

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.07% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the prior six months of operation).

Sphere 500 Climate Fund

NOTICE TO SHAREHOLDERS
at September 30, 2023 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-366-3863 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by calling 1-800-366-3863. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Fund’s Form N-PORT is also available, upon request, by calling 1-800-366-3863.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-366-3863 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Qualified Divided Income/Dividends Received Deduction

For the fiscal year ended September, 2023, certain dividends paid by the fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income, designated as qualified dividend income was as follows:

Sphere 500 Climate Fund	90.38%

For Corporate shareholders, the percent of ordinary income distributions qualifying for corporate dividends received deduction for the fiscal year ended September 30, 2023 was as follows:

Sphere 500 Climate Fund	89.45%

Sphere 500 Climate Fund

TRUSTEES AND OFFICERS
(Unaudited)

The business and affairs of the Trust are managed under the oversight of the Board, subject to the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust. The Board, as of September 30, 2023, is currently comprised of four trustees who are not interested persons of the Trust within the meaning of the 1940 Act (the “Independent Trustees”). The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust’s service providers. The officers of the Trust conduct and supervise the Trust’s daily business operations.

Number of
			Funds	Other
	Position(s) Held		in Fund	Directorships
	with the Trust		Complex	Held by Trustee
Name and	and Length of	Principal Occupation(s)	Overseen by	During the
Year of Birth	Time Served(1)	During the Past Five Years	Trustee(2)	Past Five Years

INDEPENDENT TRUSTEES

Gaylord B. Lyman	Trustee and	Chief Investment Officer and	9	None
(Born 1962)	Audit	Senior Portfolio Manager,
	Committee	Mill Street Financial, LLC,
	Chairman,	since April 2023; Senior Portfolio
	since April 2015	Manager Affinity Investment
Advisors, LLC, (2017 – 2023).

Scott Craven Jones	Trustee	Managing Director, Carne Global	9	Trustee, Madison
(Born 1962)	since July 2016	Financial Services (US) LLC		Funds, since 2019
	and Lead	(a provider of independent		(16 portfolios);
	Independent	governance and distribution		Trustee, Madison
	Trustee	support for the asset management		Covered Call &
	since May 2017	industry), since 2013; Managing		Equity Strategy
		Director, Park Agency, Inc.,		Fund, since 2021
		since 2020.		(1 portfolio).

Lawrence T.	Trustee	Senior Vice President and Chief	9	None
Greenberg	since July 2016	Legal Officer, The Motley Fool
(Born 1963)		Holdings, Inc., since 1996;
Venture Partner and General
Counsel, Motley Fool Ventures LP,
since 2018; Adjunct Professor,
Washington College of Law,
American University, since 2006;
General Counsel, Motley Fool
Asset Management, LLC
(2008 – 2018); Manager,
Motley Fool Wealth
Management, LLC (2013 – 2018).

Sphere 500 Climate Fund

TRUSTEES AND OFFICERS (Continued)
(Unaudited)

Number of
			Funds	Other
	Position(s) Held		in Fund	Directorships
	with the Trust		Complex	Held by Trustee
Name and	and Length of	Principal Occupation(s)	Overseen by	During the
Year of Birth	Time Served(1)	During the Past Five Years	Trustee(2)	Past Five Years

James R. Schoenike	Trustee	Retired. Distribution Consultant	9	None
(Born 1959)	since July 2016(3)	(2018 – 2021); President and
CEO, Board of Managers, Quasar
Distributors, LLC (2013 – 2018).

(1)	Each Trustee serves an indefinite term; however, under the terms of the Board’s retirement policy, a Trustee shall retire during the year in which a Trustee reaches the age of 75.
(2)	The Trust currently has nine active portfolios.
(3)	Prior to January 1, 2021, Mr. Schoenike was considered to be an “interested person” of the Fund by virtue of his previous position as President of Quasar Distributors, LLC.

As of the date of this report, no Independent Trustee nor any of his immediate family members (i.e., spouse or dependent children) serves as an officer or director or is an employee of the Advisor, Sub-Advisor or Distributor, or any of their respective affiliates, nor is such person an officer, director or employee of any company controlled by or under common control with such entities.

Sphere 500 Climate Fund

TRUSTEES AND OFFICERS (Continued)
(Unaudited)

Position(s) Held with
Name and	Trust and Length
Year of Birth	of Time Served(1)	Principal Occupation(s) During Past Five Years

OFFICERS

Scott M. Ostrowski	President and Principal	Senior Vice President, U.S. Bancorp Fund
(Born 1980)	Executive Officer,	Services, LLC, since 2006.
since August 10, 2021

Ryan Frank	Treasurer, and	Vice President, U.S. Bancorp, LLC,
(Born 1985)	Principal Financial	Fund Services, since 2008.
Officer,
since August 17, 2022

Colton W. Scarmardo	Assistant Treasurer,	Fund Administrator, U.S. Bancorp, LLC,
(Born 1997)	since May 11, 2021	Fund Services, since 2019; Business
Administration Student, 2015 – 2019.

Michael J. Atkinson	Assistant Treasurer,	Assistant Vice President, U.S. Bancorp Fund
(Born 1995)	since August 17, 2023	Services, LLC, since 2022; Officer, U.S. Bancorp
Fund Services, LLC, 2021 – 2022, Fund
Administrator, U.S. Bancorp, LLC, since 2016.

Jill Silver	Chief Compliance	Senior Vice President, U.S. Bancorp Fund Services,
(Born 1976)	Officer and	LLC, since December 2022; Compliance Director,
	Anti-Money Laundering	Corebridge Financial Inc. (previously AIG),
	Compliance Officer,	2019 – 2022; Compliance Manager, Corebridge
	since January 1, 2023	Financial Inc., 2018 – 2019.

Amber Kopp	Secretary,	Assistant Vice President, U.S. Bancorp Fund
(Born 1983)	since September 15, 2023	Services, LLC, since 2023; Assistant General
Counsel, Corebridge Financial, Inc.
(previously AIG) 2019 – 2020.

(1)	Each officer is elected annually and serves until his or her successor has been duly elected and qualified.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-800-497-2960.

Sphere 500 Climate Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited)

The Board of Trustees (the “Board”) of Manager Directed Portfolios (the “Trust”) met on September 15, 2023 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Sphere 500 Climate Fund (the “Fund”), a series of the Trust, and the Fund’s investment adviser, Reflection Asset Management, LLC (the “Adviser”). Prior to the meeting, the Trustees requested and received materials to assist them in considering the continuation of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Advisory Agreement, a memorandum prepared by counsel to the Independent Trustees discussing factors relevant to the renewal of the Advisory Agreement, comparative performance information, the Adviser’s Form ADV Part 1A, brochure and brochure supplement, due diligence materials provided by the Adviser, including information regarding the Adviser’s compliance program, personnel and financial condition, profitability information, and other pertinent information. The Board also reviewed the advisory fee paid by the Fund under the Advisory Agreement and comparative fee and expense information as reported by a third-party analytics firm.

The Trustees met with the officers of the Trust and legal counsel to discuss the information provided and also met in executive session with legal counsel to the Independent Trustees to review their duties in considering the Advisory Agreement and the information provided. The Trustees also met with Jason Britton, the Adviser’s CEO and portfolio manager of the Fund, to discuss the Adviser’s recommendation that the Fund be reorganized into a series of North Square Investments Trust as well as other matters relevant to the renewal of the Advisory Agreement. The Board noted that they would consider the renewal of the Advisory Agreement at this meeting and would consider the Adviser’s recommendation to reorganize the Fund into another investment company at a future meeting. The Board took into account information reviewed periodically throughout the year regarding the services provided by the Adviser, the performance of the Fund, trading services, Fund expenses, asset flows, compliance matters and other information deemed relevant.

Based on their evaluation of the information provided at the meeting, as well as information provided over the course of the year, the Trustees, all of whom are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of the Advisory Agreement for a specified term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.

1.	Nature, Extent and Quality of Services Provided to the Fund

The Trustees considered the nature, extent and quality of services provided by the Adviser in the management of the Fund, as well as the qualifications, experience and responsibilities of personnel at the Adviser and its service providers. The Board

Sphere 500 Climate Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)
(Unaudited)

considered the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted index licensure and other services provided by Our Sphere, Inc. (“Sphere”) as Fund sponsor. The Trustees considered the information provided by the Adviser in response to the due diligence questionnaire and as part of the presentation by Mr. Britton earlier in the meeting. The Trustees concluded that the nature, quality, and extent of the investment management services provided by the Adviser are appropriate for the investment objective and strategy of the Fund.

2.	Investment Performance of the Fund

Because the Fund is designed to track the performance of an index, the Sphere 500 Fossil Free Index, the Board considered, among other things, the extent to which the Fund’s performance tracked its index before fees and expenses. The Board noted that the Fund slightly trailed its index for the one-year and since inception periods ended June 30, 2023 and considered the Adviser’s commentary regarding the Fund’s performance. The Trustees considered the Fund’s performance for the one-year and since-inception periods ended June 30, 2023 on an absolute basis and in comparison to (1) the Morningstar Large Blend peer group and (2) a peer group of funds constructed using Morningstar, Inc. data and presented by Barrington Partners, an independent third-party analytics firm (the “Barrington Cohort”). The Board noted that, for the one-year period, the Fund outperformed the Morningstar Large Blend category average and slightly underperformed the Barrington Partners cohort. The Board considered that the Fund had less than two years of performance, which was a short period of time over which to evaluate the Fund’s performance. The Trustees concluded that the Fund’s investment results were sufficient to support continuation of the Investment Advisory Agreement.

3.	Advisory Fees and Expenses

The Board took into consideration that the Adviser would continue to charge a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and, to the extent the Fund’s Shareholder Servicing Plan would be reinstated, fees and expenses pursuant to the Fund’s Plan. The Board noted that the Adviser was responsible for paying the Fund’s other expenses out of its own fee and resources. In this regard, the Board considered the financial resources available to the Adviser through Sphere as Fund sponsor and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement.

The Trustees noted that the Fund’s contractual management fee of 0.07% was lower than the Barrington Cohort average. The Trustees noted that the Adviser does not manage any comparable accounts for fee comparison purposes. The Trustees further noted that the

Sphere 500 Climate Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)
(Unaudited)

total net expense ratio for the Fund was lower than the Morningstar Peer Group average and lower than the Barrington Cohort average. The Trustees concluded that Fund’s advisory fee and total expense ratio were reasonable.

4.	Costs of Services Provided and Profits Realized by the Adviser

The Trustees did not consider the Adviser’s level of profitability from its relationship with the Fund to be a material factor because the Fund was not profitable to the Adviser during the period presented.

5.	Extent of Economies of Scale as the Fund Grows

The Trustees did not consider economies of scale to be a material factor given the current asset size of the Fund and the low unified management fee structure employed by the Fund.

6.	Benefits to be Derived from the Relationship with the Fund

Based on the information presented, the Trustees did not consider any direct or indirect benefits that could be realized by the Adviser from its association with the Fund to be a material factor.

Conclusion

In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement for an additional term ending March 31, 2024, as being in the best interests of the Fund and its shareholders.

Sphere 500 Climate Fund

NOTICE OF PRIVACY POLICY AND PRACTICES

Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

•	social security number;

•	account balances;

•	account transactions;

•	transaction history;

•	wire transfer instructions; and

•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-888-893-4491.

(This Page Intentionally Left Blank.)

Investment Advisor
Reflection Asset Management, LLC
1000 Palm Boulevard
Isle of Palms, South Carolina 29451

Independent Registered Public Accounting Firm
Cohen and Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Ultimus Fund Solutions
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 54246

(b)	Not Applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Experts.

The registrant’s Board of Trustees has determined that there are at least two audit committee financial experts serving on its audit committee.  Messrs. Gaylord B. Lyman and Scott C. Jones  are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2023	FYE 9/30/2022
Audit Fees	$12,500	$12,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,250	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2023	FYE 9/30/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/2023	FYE 9/30/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was a change in the registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date        1/11/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date        1/11/2024

By (Signature and Title)*    /s/Ryan Frank
Ryan Frank,Treasurer/Principal Financial Officer

Date        1/11/2024

* Print the name and title of each signing officer under his or her signature.